Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions

The balances at December 31, 2024 and 2023 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2024	1,429	659	2,570	380	5,038
Accrued during the period	1,857	36	999	9	2,901
Utilization	(1,129)	—	—	(42)	(1,171)
Releases	—	—	(78)	—	(78)
Exchange rate differences	—	43	199	—	242
At December 31, 2024	2,157	738	3,690	347	6,932

Current	1,733	—	2,406	—	4,139
Non-current	424	738	1,284	347	2,793

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2023	1,102	654	2,770	1,026	5,552
Accrued during the period	1,086	28	160	182	1,456
Utilization	(760)	—	(54)	(802)	(1,616)
Releases	—	—	(214)	(26)	(240)
Exchange rate differences	1	(23)	(92)	—	(114)
At December 31, 2023	1,429	659	2,570	380	5,038

Current	1,063	—	—	—	1,063
Non-current	366	659	2,570	380	3,975